Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ 46,298	$ (15,376)	$ 5,783
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
(Gain) Loss From Equity Method Investments	3,921	(81)	200
Non-Cash Expenses	3,191	1,745	1,251
Depreciation, Depletion, Amortization and Accretion	46,441	28,446	21,806
Deferred Income Tax Expense (Benefit)	23,665	(7,339)	3,771
Unrealized (Gain) Loss on Derivatives	5,532	(12,704)	(5,960)
Dry Hole Expense	656	32,769	3
(Gain) Loss on Sale of Assets and Equity Method Investments	(100,551)	502	(16,395)
Impairment Expense	40,355	27,808	8,863
Changes in operating assets and liabilities
Accounts Receivable	(13,698)	11,118	(14,527)
Inventory, Prepaid Expenses and Other Assets	(92)	86	(216)
Accounts Payable and Accrued Expenses	(6,770)	(1,128)	32,323
Other Assets and Liabilities	(3,243)	(1,339)	(2,800)
NET CASH PROVIDED BY OPERATING ACTIVITIES	45,705	64,507	34,102
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from Joint Venture Leasing Initiatives	260	3,209	6,352
Change in Restricted Cash	0	16,086	(16,086)
Contributions to Equity Method Investments	(4,087)	(23,204)	(14,018)
Proceeds from the Sale of Assets and Equity Method Investments	133,425	2,729	79,229
Acquisitions of Undeveloped Acreage	(51,802)	(78,569)	(72,385)
Capital Expenditures for Development of Oil & Gas Properties and Equipment	(178,538)	(196,825)	(78,013)
NET CASH USED IN INVESTING ACTIVITIES	(100,742)	(276,574)	(94,921)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	126,730	240,000	85,000
Repayments of Long-Term Debt and Lines of Credit	(351,000)	(25,000)	(98,000)
Repayments of Loans and Other Notes Payable	(962)	(879)	(753)
Proceeds from 8.875% Senior Notes, net of Discount	248,250	0	0
Debt Issuance Costs	(6,397)	(2,615)	(701)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	(234)	0	0
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	70,583	0	80,192
Proceeds from the Exercise of Stock Options	565	1,362	220
Capital Distributions by the Partners of Consolidated Joint Ventures	(319)	(20)	0
Capital Contributions by the Partners of Equity Method Investments and Consolidated Joint Ventures	0	7	287
NET CASH PROVIDED BY FINANCING ACTIVITIES	87,216	212,855	66,245
NET INCREASE IN CASH	32,179	788	5,426
CASH - BEGINNING	11,796	11,008	5,582
CASH - ENDING	43,975	11,796	11,008
SUPPLEMENTAL DISCLOSURES
Interest Paid	7,568	1,549	846
Taxes Paid	12,824	312	299
NON-CASH ACTIVITIES
Equipment Financing	$ 2,368	$ 474	$ 1,336